UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2021

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2021

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	14
Financial Highlights	17
Notes to Financial Statements	18
Expense Example	24
Other Information	25

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

March 31, 2021 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed Semi-Annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2021.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation, and its principal investment strategy invests in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price- to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.1%
BASIC MATERIALS — 6.7%
AdvanSix, Inc.*	5,730	$153,679
Alcoa Corp.*	29,915	971,938
Allegheny Technologies, Inc.*	19,035	400,877
American Vanguard Corp.	5,290	107,969
Arconic Corp.*	6,810	172,906
Carpenter Technology Corp.	11,670	480,220
Century Aluminum Co.*	11,720	206,975
Charles & Colvard Ltd.*	16,062	47,544
Chemours Co.	3,560	99,360
Clearwater Paper Corp.*	1,145	43,075
Cleveland-Cliffs, Inc.	24,391	490,503
Commercial Metals Co.	25,350	781,794
Domtar Corp.	10,620	392,409
Element Solutions, Inc.	57,540	1,052,407
Friedman Industries, Inc.	4,530	36,648
Glatfelter Corp.	11,557	198,203
H.B. Fuller Co.	2,120	133,369
Hecla Mining Co.	79,008	449,556
Huntsman Corp.	3,647	105,143
Innospec, Inc.	750	77,017
Intrepid Potash, Inc.*	3,960	128,938
Kaiser Aluminum Corp.	1,763	194,811
Koppers Holdings, Inc.*	2,050	71,258
Kraton Corp.*	9,750	356,752
Kronos Worldwide, Inc.	1,990	30,447
Livent Corp.*	6,536	113,204
Mercer International, Inc.	10,200	146,778
Minerals Technologies, Inc.	3,200	241,024
Olin Corp.	26,750	1,015,697
PQ Group Holdings, Inc.	4,690	78,323
Rayonier Advanced Materials, Inc.*	12,240	111,017
Reliance Steel & Aluminum Co.	610	92,897
Resolute Forest Products, Inc.*	10,940	119,793
Schnitzer Steel Industries, Inc. - Class A	7,040	294,202
Schweitzer-Mauduit International, Inc.	2,700	132,219
Stepan Co.	1,350	171,598
Tronox Holdings PLC	12,250	224,175
United States Steel Corp.	26,020	680,943
Universal Stainless & Alloy Products, Inc.*	3,840	39,053
Uranium Energy Corp.*	11,380	32,547
Valhi, Inc.	1,520	31,175
Verso Corp. - Class A	4,480	65,363
		10,773,806
COMMUNICATIONS — 2.2%
ADTRAN, Inc.	1,230	20,516
AMC Networks, Inc. - Class A*[1]	1,595	84,790
ATN International, Inc.	2,629	129,136

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Beasley Broadcast Group, Inc. - Class A	5,990	$16,952
Cars.com, Inc.*	8,225	106,596
Consolidated Communications Holdings, Inc.*	20,520	147,744
DHI Group, Inc.*	9,040	30,284
EchoStar Corp. - Class A*	2,580	61,920
Entercom Communications Corp. - Class A	5,940	31,185
ePlus, Inc.*	450	44,838
EW Scripps Co. - Class A	13,216	254,672
Gannett Co., Inc.*	24,334	130,917
Gray Television, Inc.	14,910	274,344
Houghton Mifflin Harcourt Co.*	8,850	67,437
Iridium Communications, Inc.*	14,670	605,138
Lands’ End, Inc.*	1,255	31,137
Liberty Latin America Ltd. - Class A*	7,200	92,376
Live Ventures, Inc.*	860	20,545
Maxar Technologies, Inc.	1,930	72,993
Meredith Corp.	7,690	229,008
NeoPhotonics Corp.*	6,440	76,958
NETGEAR, Inc.*	1,330	54,663
Perficient, Inc.*	810	47,563
Preformed Line Products Co.	530	36,438
Ribbon Communications, Inc.*	2,890	23,727
RigNet, Inc.*	3,370	29,386
Saga Communications, Inc. - Class A	1,290	28,187
Salem Media Group, Inc.[1]	12,210	35,897
Scholastic Corp.	8,040	242,084
Shenandoah Telecommunications Co.	1,050	51,251
TEGNA, Inc.	1,360	25,609
Telephone and Data Systems, Inc.	7,050	161,868
Townsquare Media, Inc. - Class A	4,970	53,328
Tribune Publishing Co.	2,000	35,980
United States Cellular Corp.*	2,350	85,728
Viasat, Inc.*	1,917	92,150
VirnetX Holding Corp.	4,900	27,293
		3,560,638
CONSUMER, CYCLICAL — 19.2%
Abercrombie & Fitch Co. - Class A	15,090	517,738
Acushnet Holdings Corp.	1,070	44,223
Adient PLC*	4,030	178,126
Alaska Air Group, Inc.	1,232	85,267
Allegiant Travel Co.	725	176,943
Allison Transmission Holdings, Inc.	1,200	48,996
American Axle & Manufacturing Holdings, Inc.*	10,160	98,146
American Eagle Outfitters, Inc.	14,210	415,500
America’s Car-Mart, Inc.*	220	33,521

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Asbury Automotive Group, Inc.*	1,815	$356,647
At Home Group, Inc.*	7,790	223,573
AutoNation, Inc.*	11,080	1,032,878
Avient Corp.	1,390	65,705
Barnes & Noble Education, Inc.*[1]	9,860	80,260
Bassett Furniture Industries, Inc.	2,310	56,064
Beacon Roofing Supply, Inc.*	13,550	708,936
Beazer Homes USA, Inc.*	5,590	116,943
Bed Bath & Beyond, Inc.	6,611	192,711
Big Lots, Inc.	4,790	327,157
BJ’s Restaurants, Inc.*	2,385	138,521
Bloomin’ Brands, Inc.	3,550	96,027
BlueLinx Holdings, Inc.*	710	27,825
Boot Barn Holdings, Inc.*	740	46,109
Boyd Gaming Corp.*	2,265	133,544
Buckle, Inc.[1]	2,710	106,449
Build-A-Bear Workshop, Inc.*	2,200	15,180
Caleres, Inc.	9,980	217,564
Callaway Golf Co.	1,920	51,360
Capri Holdings Ltd.*	3,060	156,060
Carrols Restaurant Group, Inc.*	2,520	15,082
Cato Corp. - Class A	4,280	51,360
Century Casinos, Inc.*	3,850	39,540
Century Communities, Inc.*	8,007	482,982
Cheesecake Factory, Inc.	1,960	114,680
Chico’s FAS, Inc.	16,580	54,880
Children’s Place, Inc.*	780	54,366
Chuy’s Holdings, Inc.*	2,070	91,742
Cinemark Holdings, Inc.[1]	6,440	131,440
Citi Trends, Inc.	3,150	263,907
Clean Energy Fuels Corp.*	15,440	212,146
Commercial Vehicle Group, Inc.*	5,700	55,005
Conn’s, Inc.*	6,300	122,535
Container Store Group, Inc.*	4,010	66,726
Cooper Tire & Rubber Co.	8,850	495,423
Cooper-Standard Holdings, Inc.*	2,410	87,531
Copa Holdings S.A. - Class A	380	30,700
Core-Mark Holding Co., Inc.	1,140	44,107
Daktronics, Inc.	2,900	18,183
Dana, Inc.	9,510	231,378
Dave & Buster’s Entertainment, Inc.*	4,380	209,802
Del Taco Restaurants, Inc.	2,470	23,663
Delta Apparel, Inc.*	1,180	32,013
Denny’s Corp.*	1,760	31,874
Designer Brands, Inc. - Class A	5,800	100,920
Dick’s Sporting Goods, Inc.	3,340	254,341
Dillard’s, Inc. - Class A1	3,410	329,304

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
El Pollo Loco Holdings, Inc.*	1,530	$24,664
Ethan Allen Interiors, Inc.	5,760	159,034
Everi Holdings, Inc.*	2,630	37,109
Foot Locker, Inc.	5,650	317,812
Fossil Group, Inc.*	4,910	60,884
Funko, Inc. - Class A*	5,940	116,899
Genesco, Inc.*	3,380	160,550
Gentherm, Inc.*	560	41,502
G-III Apparel Group Ltd.*	13,150	396,341
GMS, Inc.*	8,000	334,000
Goodyear Tire & Rubber Co.*	19,440	341,561
Green Brick Partners, Inc.*	4,178	94,757
Group 1 Automotive, Inc.	4,850	765,281
Guess?, Inc.	11,960	281,060
H&E Equipment Services, Inc.	1,140	43,320
Hamilton Beach Brands Holding Co. - Class A	2,891	52,414
Haverty Furniture Cos., Inc.	4,240	157,686
Hawaiian Holdings, Inc.	9,282	247,551
Herman Miller, Inc.	1,005	41,356
Hibbett Sports, Inc.*	1,730	119,180
Hooker Furniture Corp.	2,205	80,394
Houston Wire & Cable Co.*	4,480	23,386
Hovnanian Enterprises, Inc. - Class A*[1]	810	85,649
Interface, Inc.	3,710	46,301
iRobot Corp.*	520	63,534
JetBlue Airways Corp.*	13,210	268,691
Johnson Outdoors, Inc. - Class A	1,130	161,307
KAR Auction Services, Inc.	3,330	49,950
KB Home	4,420	205,663
Knoll, Inc.	1,890	31,204
Kohl’s Corp.	3,830	228,306
La-Z-Boy, Inc.	1,930	81,986
LGI Homes, Inc.*	280	41,807
Liberty TripAdvisor Holdings, Inc. - Class A*	5,760	36,749
Lifetime Brands, Inc.	2,090	30,702
Lithia Motors, Inc. - Class A	1,525	594,887
M/I Homes, Inc.*	5,285	312,185
Macy’s, Inc.	19,020	307,934
Marcus Corp.[1]	5,540	110,745
MarineMax, Inc.*	3,510	173,254
Marriott Vacations Worldwide Corp.	3,410	593,954
MDC Holdings, Inc.	10,963	651,202
Meritage Homes Corp.*	8,440	775,805
Mesa Air Group, Inc.*	3,630	48,823
Methode Electronics, Inc.	1,710	71,786

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Michaels Cos., Inc.*	6,895	$151,276
Miller Industries, Inc.	2,525	116,630
Modine Manufacturing Co.*	12,562	185,541
Motorcar Parts of America, Inc.*	3,450	77,625
Movado Group, Inc.	4,280	121,766
Nordstrom, Inc.	3,450	130,651
ODP Corp.	11,250	487,012
Oxford Industries, Inc.	620	54,200
PC Connection, Inc.	3,132	145,293
Penske Automotive Group, Inc.	9,440	757,466
Playa Hotels & Resorts N.V.*	4,570	33,361
PVH Corp.	2,030	214,571
Qurate Retail, Inc.	22,235	261,484
RCI Hospitality Holdings, Inc.	1,180	75,036
Red Robin Gourmet Burgers, Inc.*	4,320	172,325
Red Rock Resorts, Inc. - Class A	4,040	131,664
Resideo Technologies, Inc.*	13,500	381,375
REV Group, Inc.	9,180	175,889
RH*	150	89,490
Rite Aid Corp.*	5,160	105,574
Rocky Brands, Inc.	2,250	121,635
Rush Enterprises, Inc. - Class A1	10,155	506,024
Rush Enterprises, Inc. - Class B	4,375	197,269
Ruth’s Hospitality Group, Inc.	2,580	64,061
Sally Beauty Holdings, Inc.*	5,860	117,962
ScanSource, Inc.*	7,330	219,533
Shoe Carnival, Inc.	2,850	176,358
Shyft Group, Inc.	2,677	99,584
Signet Jewelers Ltd.*	6,008	348,344
SkyWest, Inc.	12,925	704,154
Sonic Automotive, Inc. - Class A	3,850	190,844
Spirit Airlines, Inc.*	15,020	554,238
Standard Motor Products, Inc.	800	33,264
Steelcase, Inc. - Class A	4,905	70,583
Steven Madden Ltd.	2,090	77,873
Superior Group of Cos., Inc.	1,764	44,841
Tapestry, Inc.	3,330	137,229
Target Hospitality Corp.*	13,980	35,090
Taylor Morrison Home Corp.*	30,893	951,813
Tenneco, Inc. - Class A*	2,940	31,517
Thor Industries, Inc.	1,120	150,909
Titan Machinery, Inc.*	6,360	162,180
Tri Pointe Homes, Inc.*	24,280	494,341
Unifi, Inc.*	3,807	104,921
UniFirst Corp.	600	134,226
Univar Solutions, Inc.*	6,320	136,133
Universal Electronics, Inc.*	480	26,386

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Urban Outfitters, Inc.*	9,180	$341,404
Vera Bradley, Inc.*	5,110	51,611
Veritiv Corp.*	2,320	98,693
Vista Outdoor, Inc.*	6,480	207,814
VOXX International Corp.*[1]	2,480	47,269
VSE Corp.	1,500	59,250
Wabash National Corp.	7,960	149,648
WESCO International, Inc.*	9,338	808,017
Winnebago Industries, Inc.	1,350	103,558
World Fuel Services Corp.	17,990	633,248
Zumiez, Inc.*	6,360	272,844
		30,795,665
CONSUMER, NON-CYCLICAL — 11.4%
Aaron’s Co., Inc.	3,040	78,067
ABM Industries, Inc.	11,285	575,648
Acadia Healthcare Co., Inc.*	17,145	979,665
ACCO Brands Corp.	20,950	176,818
Adtalem Global Education, Inc.*	11,750	464,595
American Public Education, Inc.*	2,595	92,460
Amneal Pharmaceuticals, Inc.*	11,900	80,087
Andersons, Inc.	7,990	218,766
AngioDynamics, Inc.*	7,420	173,628
Anika Therapeutics, Inc.*	860	35,079
ASGN, Inc.*	730	69,671
Avanos Medical, Inc.*	1,740	76,108
Avis Budget Group, Inc.*[1]	3,320	240,833
B&G Foods, Inc.[1]	1,430	44,416
BGSF, Inc.	1,800	25,200
Bluebird Bio, Inc.*	1,110	33,467
BrightView Holdings, Inc.*	1,940	32,728
Brink’s Co.	1,040	82,399
Brookdale Senior Living, Inc.*	28,630	173,212
CAI International, Inc.	4,790	218,041
Cardtronics PLC - Class A*	1,190	46,172
Carriage Services, Inc.	2,660	93,605
CBIZ, Inc.*	13,210	431,439
Central Garden & Pet Co. - Class A*	7,360	381,910
Chefs’ Warehouse, Inc.*	4,680	142,553
Computer Task Group, Inc.*	3,580	34,189
Coty, Inc. - Class A	4,530	40,815
Covetrus, Inc.*	7,840	234,965
CRA International, Inc.	1,830	136,591
Cross Country Healthcare, Inc.*	5,630	70,319
Darling Ingredients, Inc.*	30,310	2,230,210
Edgewell Personal Care Co.	3,270	129,492
Emerald Holding, Inc.	2,660	14,683
Ennis, Inc.	5,030	107,391

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Ensign Group, Inc.	2,020	$189,557
Fresh Del Monte Produce, Inc.	9,640	275,993
FTI Consulting, Inc.*	3,245	454,657
GP Strategies Corp.*	1,930	33,679
Graham Holdings Co. - Class B	520	292,469
Heidrick & Struggles International, Inc.	2,820	100,730
Helen of Troy Ltd.*	170	35,812
Herc Holdings, Inc.*	2,710	274,604
Hill International, Inc.*	8,610	27,552
Hostess Brands, Inc.*	21,510	308,453
ICF International, Inc.	3,488	304,851
Ingles Markets, Inc. - Class A	2,690	165,839
Insperity, Inc.	770	64,480
Integer Holdings Corp.*	4,160	383,136
Kelly Services, Inc. - Class A	9,150	203,770
Korn Ferry	8,155	508,627
LHC Group, Inc.*	128	24,475
Limoneira Co.	1,990	34,825
LivaNova PLC*	1,040	76,679
Macquarie Infrastructure Corp.	4,300	136,783
MacroGenics, Inc.*	680	21,658
Magellan Health, Inc.*	7,090	661,072
MEDNAX, Inc.*[1]	6,350	161,735
ModivCare, Inc.*	80	11,850
Myriad Genetics, Inc.*	6,050	184,222
National HealthCare Corp.	1,230	95,829
Natural Grocers by Vitamin Cottage, Inc.	1,790	31,415
Nature’s Sunshine Products, Inc.	1,260	25,150
Natus Medical, Inc.*	2,880	73,757
Orthofix Medical, Inc.*	1,050	45,518
Owens & Minor, Inc.	5,530	207,873
Patterson Cos., Inc.	9,695	309,755
Performance Food Group Co.*	1,670	96,209
Prestige Consumer Healthcare, Inc.*	5,750	253,460
Quad/Graphics, Inc.	6,400	22,592
Quanex Building Products Corp.	8,450	221,643
Rent-A-Center, Inc.	2,320	133,771
SEACOR Marine Holdings, Inc.*	5,400	28,782
Select Medical Holdings Corp.*	7,234	246,679
Seneca Foods Corp. - Class A*	960	45,206
SpartanNash Co.	5,570	109,339
Spectrum Brands Holdings, Inc.	3,890	330,650
Stride, Inc.*	6,560	197,522
Team, Inc.*	2,180	25,135
Textainer Group Holdings Ltd.*	6,260	179,349
Tivity Health, Inc.*	7,000	156,240
Triple-S Management Corp. - Class B*	4,947	128,770

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Triton International Ltd.	16,070	$883,689
TrueBlue, Inc.*	5,380	118,468
U.S. Foods Holding Corp.*	4,320	164,678
United Natural Foods, Inc.*	12,510	412,079
Universal Corp.	2,450	144,526
Varex Imaging Corp.*	4,820	98,762
Vectrus, Inc.*	560	29,926
Viad Corp.	4,210	175,767
Village Super Market, Inc. - Class A	1,480	34,884
Viracta Therapeutics, Inc.*[1]	4,277	39,562
Weis Markets, Inc.[1]	4,552	257,279
WW International, Inc.*	1,570	49,110
		18,276,104
DIVERSIFIED — 0.0%
Professional Holding Corp. - Class A*	1,490	27,371

ENERGY — 6.3%
Antero Resources Corp.*[1]	23,545	240,159
APA Corp.	9,680	173,272
Arch Resources, Inc.	540	22,464
Archrock, Inc.	37,820	358,912
Bonanza Creek Energy, Inc.*	4,080	145,778
Bristow Group, Inc.*	1,030	26,656
Callon Petroleum Co.*[1]	7,858	302,926
Centennial Resource Development, Inc. - Class A*	13,520	56,784
ChampionX Corp.*	7,320	159,064
Cimarex Energy Co.	3,260	193,611
CNX Resources Corp.*	39,026	573,682
CONSOL Energy, Inc.*	4,950	48,114
CVR Energy, Inc.	2,760	52,937
Delek U.S. Holdings, Inc.	7,683	167,336
Devon Energy Corp.	10,070	220,029
Diamondback Energy, Inc.	2,887	212,166
Dril-Quip, Inc.*	2,395	79,586
Epsilon Energy Ltd.*	5,340	20,799
EQT Corp.	33,990	631,534
Falcon Minerals Corp.	8,430	37,851
FutureFuel Corp.	5,160	74,975
Green Plains, Inc.*[1]	5,880	159,172
Helix Energy Solutions Group, Inc.*	25,420	128,371
Helmerich & Payne, Inc.	10,000	269,600
HollyFrontier Corp.	5,205	186,235
Kosmos Energy Ltd.	56,210	172,565
Laredo Petroleum, Inc.*	1,260	37,876
Liberty Oilfield Services, Inc. - Class A	2,550	28,790
Matador Resources Co.	20,520	481,194

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Matrix Service Co.*	2,600	$34,086
MRC Global, Inc.*	9,560	86,327
Murphy Oil Corp.[1]	25,780	423,050
Nabors Industries Ltd.	1,150	107,467
NACCO Industries, Inc. - Class A	820	20,459
Newpark Resources, Inc.*	9,290	29,171
NexTier Oilfield Solutions, Inc.*	8,140	30,281
NOV, Inc.	3,120	42,806
NOW, Inc.*	14,080	142,067
Oceaneering International, Inc.*	14,870	169,815
Oil States International, Inc.*	7,450	44,924
Ovintiv, Inc.	4,750	113,145
Par Pacific Holdings, Inc.*	2,420	34,170
Patterson-UTI Energy, Inc.	29,335	209,159
PBF Energy, Inc. - Class A	19,730	279,179
PDC Energy, Inc.*	19,524	671,626
Penn Virginia Corp.*	1,150	15,410
Pioneer Natural Resources Co.	908	144,264
Profire Energy, Inc.*	13,840	15,224
ProPetro Holding Corp.*	8,990	95,833
Range Resources Corp.*	32,300	333,659
Renewable Energy Group, Inc.*	5,630	371,805
REX American Resources Corp.*	1,448	121,878
Select Energy Services, Inc. - Class A*	7,660	38,147
SM Energy Co.	11,430	187,109
Solaris Oilfield Infrastructure, Inc. - Class A	4,100	50,307
Southwestern Energy Co.*	80,610	374,836
SunCoke Energy, Inc.	12,950	90,780
SunPower Corp.*[1]	1,420	47,499
Talos Energy, Inc.*	6,100	73,444
Targa Resources Corp.	2,630	83,503
TechnipFMC PLC	3,670	28,332
TETRA Technologies, Inc.*	16,920	40,608
Transocean Ltd.*[1]	40,100	142,355
U.S. Silica Holdings, Inc.	2,640	32,446
W&T Offshore, Inc.*	5,100	18,309
Warrior Met Coal, Inc.	3,210	54,987
Whiting Petroleum Corp.*	1,600	56,720
		10,117,625
FINANCIAL — 26.0%
1st Source Corp.	4,412	209,923
Air Lease Corp.[1]	15,985	783,265
Allegiance Bancshares, Inc.	1,110	44,999
Ambac Financial Group, Inc.*	2,600	43,524
American Equity Investment Life Holding Co.	25,155	793,137

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
American National Bankshares, Inc.	1,050	$34,724
American National Group, Inc.	1,750	188,772
Ameris Bancorp	2,085	109,483
Argo Group International Holdings Ltd.	6,173	310,625
Associated Banc-Corp	15,833	337,876
Assured Guaranty Ltd.	4,425	187,089
Atlantic Capital Bancshares, Inc.*	1,670	40,247
Atlantic Union Bankshares Corp.	13,373	512,988
Atlanticus Holdings Corp.*	880	26,690
B Riley Financial, Inc.	1,320	74,422
Banc of California, Inc.	7,500	135,600
BancFirst Corp.	464	32,800
Bancorp, Inc.*	1,870	38,746
BancorpSouth Bank	3,840	124,723
Bank of Commerce Holdings	2,000	25,500
Bank OZK	10,000	408,500
BankFinancial Corp.	7,030	72,550
BankUnited, Inc.	8,610	378,409
Banner Corp.	4,050	215,986
BBX Capital, Inc.*	2,120	13,462
BCB Bancorp, Inc.	3,960	54,648
Berkshire Hills Bancorp, Inc.	5,246	117,091
Blucora, Inc.*	8,140	135,450
Brookline Bancorp, Inc.	10,635	159,525
Business First Bancshares, Inc.	1,350	32,306
Byline Bancorp, Inc.	1,540	32,571
C&F Financial Corp.	520	23,031
Cadence BanCorp	18,463	382,738
California BanCorp*	1,410	25,112
Camden National Corp.	1,051	50,301
Cannae Holdings, Inc.*	1,290	51,110
Capital City Bank Group, Inc.	935	24,329
Capitol Federal Financial, Inc.	2,930	38,808
Carter Bankshares, Inc.*	6,680	93,253
Cathay General Bancorp	7,580	309,112
CB Financial Services, Inc.	1,620	35,851
Central Pacific Financial Corp.	3,750	100,050
Central Valley Community Bancorp	1,800	33,138
Chemung Financial Corp.	810	33,874
CIT Group, Inc.	7,795	401,520
Citizens Community Bancorp, Inc.	4,110	51,005
City Holding Co.	1,219	99,690
Clipper Realty, Inc.	3,910	30,967
CNB Financial Corp.	1,900	46,759
CNO Financial Group, Inc.	39,820	967,228
Codorus Valley Bancorp, Inc.	960	17,674
Columbia Banking System, Inc.	3,440	148,230

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Comerica, Inc.	710	$50,935
Community Bank System, Inc.	3,332	255,631
Community Trust Bancorp, Inc.	1,680	73,970
ConnectOne Bancorp, Inc.	4,250	107,737
Cowen, Inc. - Class A1	3,760	132,164
Crawford & Co. - Class A	3,480	37,062
CrossFirst Bankshares, Inc.*	2,490	34,337
Curo Group Holdings Corp.	2,160	31,514
Customers Bancorp, Inc.*	9,100	289,562
CVB Financial Corp.	7,910	174,732
Dime Community Bancshares, Inc.	5,009	150,971
Donegal Group, Inc. - Class A	2,411	35,827
Eagle Bancorp, Inc.	1,307	69,545
Employers Holdings, Inc.	4,030	173,532
Encore Capital Group, Inc.*[1]	2,470	99,368
Enova International, Inc.*	2,700	95,796
Enstar Group Ltd.*	810	199,851
Enterprise Financial Services Corp.	440	21,754
Equity Bancshares, Inc. - Class A*	750	20,550
Esquire Financial Holdings, Inc.*	1,400	31,934
ESSA Bancorp, Inc.	2,068	33,088
Essent Group Ltd.	525	24,932
Evans Bancorp, Inc.	1,000	33,890
FB Financial Corp.	672	29,877
FBL Financial Group, Inc. - Class A	6,350	355,092
Federal Agricultural Mortgage Corp. - Class C	948	95,483
Fidelity D&D Bancorp, Inc.	570	35,055
Financial Institutions, Inc.	4,410	133,579
First BanCorp/Puerto Rico	70,230	790,790
First Bancshares, Inc.	566	20,721
First Bank/Hamilton NJ	3,490	42,473
First Busey Corp.	4,189	107,448
First Business Financial Services, Inc.	1,320	32,644
First Choice Bancorp	1,490	36,222
First Citizens BancShares, Inc. - Class A	70	58,504
First Commonwealth Financial Corp.	17,650	253,630
First Community Bankshares, Inc.	1,620	48,584
First Financial Bancorp	15,743	377,832
First Financial Bankshares, Inc.[1]	5,430	253,744
First Financial Corp.	1,311	59,008
First Financial Northwest, Inc.	2,600	37,050
First Foundation, Inc.	1,450	34,017
First Horizon Corp.	23,082	390,317
First Internet Bancorp	1,660	58,482
First Interstate BancSystem, Inc. - Class A	2,026	93,277
First Merchants Corp.	4,100	190,650

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Mid Bancshares, Inc.	732	$32,157
First Midwest Bancorp, Inc.	13,640	298,852
First Western Financial, Inc.*	830	20,758
Flagstar Bancorp, Inc.	13,170	593,967
Flushing Financial Corp.	5,360	113,793
FNB Corp.	16,462	209,067
FRP Holdings, Inc.*	500	24,610
Fulton Financial Corp.	37,840	644,415
Genworth Financial, Inc. - Class A*	36,100	119,852
Glacier Bancorp, Inc.	5,090	290,537
Global Indemnity Group LLC - Class A	1,970	58,391
Great Southern Bancorp, Inc.	1,025	58,087
Great Western Bancorp, Inc.	11,320	342,883
Hancock Whitney Corp.	12,610	529,746
Hanmi Financial Corp.	9,080	179,148
Hanover Insurance Group, Inc.	1,000	129,460
Heartland Financial USA, Inc.	2,500	125,650
Heritage Commerce Corp.	3,320	40,570
Heritage Financial Corp.	1,750	49,420
Heritage Insurance Holdings, Inc.	5,370	59,500
Hilltop Holdings, Inc.	13,737	468,844
Home Bancorp, Inc.	940	33,887
Home BancShares, Inc.	2,160	58,428
HomeStreet, Inc.	7,885	347,492
HomeTrust Bancshares, Inc.	1,340	32,629
Hope Bancorp, Inc.	11,607	174,801
Horace Mann Educators Corp.	7,991	345,291
Horizon Bancorp, Inc.	941	17,484
Howard Hughes Corp.*	185	17,599
Independent Bank Corp.	1,093	92,020
Independent Bank Group, Inc.	7,585	547,940
International Bancshares Corp.	14,650	680,053
Invesco Ltd.	7,660	193,185
Investar Holding Corp.	1,630	33,497
Investors Bancorp, Inc.	13,090	192,292
Janus Henderson Group PLC	7,000	218,050
Kearny Financial Corp.	14,272	172,406
Kemper Corp.	6,266	499,526
Lakeland Bancorp, Inc.	5,725	99,787
Lakeland Financial Corp.	690	47,741
LendingClub Corp.*	2,100	34,692
LPL Financial Holdings, Inc.	760	108,042
Macatawa Bank Corp.	2,830	28,159
Mackinac Financial Corp.	1,830	25,657
Marlin Business Services Corp.	2,240	30,554
MBIA, Inc.*	7,000	67,340
McGrath RentCorp	3,115	251,225

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Mercantile Bank Corp.	1,560	$50,653
Merchants Bancorp	1,460	61,232
Meridian Bancorp, Inc.	3,610	66,496
Meta Financial Group, Inc.	5,240	237,424
Midland States Bancorp, Inc.	2,900	80,446
MidWestOne Financial Group, Inc.	1,400	43,358
Mr Cooper Group, Inc.*	10,077	350,277
National Western Life Group, Inc. - Class A	460	114,540
Navient Corp.	35,870	513,300
NBT Bancorp, Inc.	1,180	47,082
Nelnet, Inc. - Class A	7,330	533,184
Newmark Group, Inc. - Class A	4,990	49,925
Nicolet Bankshares, Inc.*	795	66,351
NMI Holdings, Inc. - Class A*	6,420	151,769
Northeast Bank	930	24,543
Northfield Bancorp, Inc.	3,400	54,128
Northrim BanCorp, Inc.	1,860	79,069
Northwest Bancshares, Inc.	17,480	252,586
OceanFirst Financial Corp.	9,388	224,749
OFG Bancorp	12,390	280,262
Ohio Valley Banc Corp.	650	15,782
Old National Bancorp	40,566	784,546
OneMain Holdings, Inc.	7,250	389,470
Oppenheimer Holdings, Inc. - Class A	1,120	44,856
Pacific Premier Bancorp, Inc.	16,330	709,375
PacWest Bancorp	3,210	122,461
PCB Bancorp	2,170	32,550
Peapack-Gladstone Financial Corp.	2,455	75,810
PennyMac Financial Services, Inc.	1,430	95,624
Peoples Bancorp, Inc.	4,300	142,631
Peoples Financial Services Corp.	780	32,947
Pinnacle Financial Partners, Inc.	3,943	349,586
Piper Sandler Cos.	2,260	247,809
Popular, Inc.	7,240	509,117
Portman Ridge Finance Corp.	4,389	9,480
PRA Group, Inc.*	1,755	65,058
Preferred Bank/Los Angeles CA	2,090	133,091
Premier Financial Bancorp, Inc.	1,442	26,807
Premier Financial Corp.	3,094	102,906
Primerica, Inc.	610	90,170
Primis Financial Corp.	2,444	35,536
ProAssurance Corp.	1,980	52,985
PROG Holdings, Inc.	4,040	174,892
Provident Bancorp, Inc.	3,410	49,104
Provident Financial Holdings, Inc.	3,810	64,389
Provident Financial Services, Inc.	18,890	420,869
QCR Holdings, Inc.	610	28,804

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Radius Global Infrastructure, Inc. - Class A*	1,650	$24,255
RBB Bancorp	820	16,621
Realogy Holdings Corp.*	33,420	505,645
Regional Management Corp.	2,220	76,945
Reliant Bancorp, Inc.	1,120	32,166
Renasant Corp.	9,703	401,510
Republic Bancorp, Inc. - Class A	1,110	49,162
Riverview Bancorp, Inc.	8,628	59,792
S&T Bancorp, Inc.	3,526	118,121
Safety Insurance Group, Inc.	870	73,297
Sandy Spring Bancorp, Inc.	4,031	175,066
Sculptor Capital Management, Inc.	1,120	24,506
Seacoast Banking Corp. of Florida*	3,525	127,746
Selective Insurance Group, Inc.	1,683	122,085
ServisFirst Bancshares, Inc.	290	17,786
Sierra Bancorp	3,400	91,120
Simmons First National Corp. - Class A	15,604	462,971
SiriusPoint Ltd.*	14,940	151,940
South State Corp.	4,261	334,531
Southside Bancshares, Inc.	3,476	133,861
Spirit of Texas Bancshares, Inc.	1,910	42,612
State Auto Financial Corp.	3,520	69,379
Sterling Bancorp	28,776	662,424
Sterling Bancorp, Inc.[1]	5,870	33,224
Stewart Information Services Corp.	1,680	87,410
Stifel Financial Corp.	8,970	574,618
Stock Yards Bancorp, Inc.[1]	970	49,528
Stratus Properties, Inc.*	1,300	39,650
Summit Financial Group, Inc.	1,401	37,197
Synovus Financial Corp.	3,960	181,170
TCF Financial Corp.	9,673	449,408
Texas Capital Bancshares, Inc.*	5,390	382,259
Timberland Bancorp, Inc.	1,578	43,884
Tiptree, Inc.	5,570	49,852
Tompkins Financial Corp.	329	27,208
Towne Bank/Portsmouth VA	1,212	36,845
TriCo Bancshares	1,445	68,450
TriState Capital Holdings, Inc.*	1,280	29,517
Triumph Bancorp, Inc.*	2,520	195,023
Trustmark Corp.[1]	7,130	239,996
Umpqua Holdings Corp.	22,284	391,084
United Bankshares, Inc.	8,336	321,603
United Community Banks, Inc.	5,450	185,954
United Fire Group, Inc.	6,270	218,196
United Insurance Holdings Corp.	8,890	64,097
Unity Bancorp, Inc.	1,193	26,246

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Universal Insurance Holdings, Inc.	3,360	$48,182
Univest Financial Corp.	5,540	158,389
Unum Group	3,220	89,613
Valley National Bancorp	14,843	203,943
Veritex Holdings, Inc.	3,840	125,645
Virtus Investment Partners, Inc.	220	51,810
Waddell & Reed Financial, Inc. - Class A	2,570	64,379
Walker & Dunlop, Inc.	3,000	308,220
Washington Federal, Inc.	19,350	595,980
Waterstone Financial, Inc.	3,414	69,714
Webster Financial Corp.	1,240	68,336
WesBanco, Inc.	11,601	418,332
Western New England Bancorp, Inc.	7,980	67,271
White Mountains Insurance Group Ltd.	120	133,788
Wintrust Financial Corp.	3,805	288,419
WisdomTree Investments, Inc.	7,880	49,250
World Acceptance Corp.*	220	28,547
WSFS Financial Corp.	4,266	212,404
		41,668,267
INDUSTRIAL — 16.3%
AAR Corp.	8,900	370,685
Acuity Brands, Inc.	370	61,050
Aegion Corp.*	8,239	236,871
AGCO Corp.	880	126,412
Alamo Group, Inc.	120	18,738
Altra Industrial Motion Corp.	1,120	61,958
American Outdoor Brands, Inc.*	3,547	89,384
Apogee Enterprises, Inc.	1,600	65,408
ArcBest Corp.	7,820	550,293
Arcosa, Inc.	440	28,640
Armstrong World Industries, Inc.	410	36,937
Astec Industries, Inc.	2,837	213,967
Atkore, Inc.*	650	46,735
Atlas Air Worldwide Holdings, Inc.*	6,710	405,552
Avnet, Inc.	3,240	134,492
AZZ, Inc.	1,200	60,420
Barnes Group, Inc.	7,780	385,421
Bel Fuse, Inc. - Class B	850	16,907
Benchmark Electronics, Inc.	8,830	273,024
Boise Cascade Co.	8,280	495,392
Brady Corp. - Class A	1,565	83,649
Builders FirstSource, Inc.*	12,923	599,240
CECO Environmental Corp.*	3,860	30,610
Chart Industries, Inc.*	1,715	244,130
CIRCOR International, Inc.*	1,510	52,578
Colfax Corp.*	17,650	773,246
Columbus McKinnon Corp.	2,650	139,814

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Comfort Systems USA, Inc.	1,030	$77,013
Comtech Telecommunications Corp.	6,110	151,772
Concrete Pumping Holdings, Inc.*	16,020	118,708
Core Molding Technologies, Inc.*	2,200	25,798
Cornerstone Building Brands, Inc.*	7,780	109,153
Costamare, Inc.	17,300	166,426
Covenant Logistics Group, Inc.*	2,872	59,134
Curtiss-Wright Corp.	285	33,801
Daseke, Inc.*	4,080	34,639
DHT Holdings, Inc.	13,550	80,352
Diamond S Shipping, Inc.*	9,500	95,285
Dorian LPG Ltd.*	10,201	133,939
Ducommun, Inc.*	2,252	135,120
DXP Enterprises, Inc.*	2,070	62,452
Dycom Industries, Inc.*	3,270	303,619
Eastern Co.	710	19,028
Echo Global Logistics, Inc.*	4,340	136,319
EMCOR Group, Inc.	1,320	148,051
Encore Wire Corp.	4,970	333,636
EnPro Industries, Inc.	1,550	132,169
ESCO Technologies, Inc.	2,910	316,870
Federal Signal Corp.	1,980	75,834
Fortress Transportation and Infrastructure Investors LLC	3,430	96,692
GasLog Ltd.	9,610	55,450
Gates Industrial Corp. PLC*	2,060	32,939
GATX Corp.[1]	8,585	796,173
Generac Holdings, Inc.*	1,055	345,460
General Finance Corp.*	2,990	36,329
Gibraltar Industries, Inc.*	2,290	209,558
Granite Construction, Inc.	3,955	159,189
Great Lakes Dredge & Dock Corp.*	7,590	110,662
Greenbrier Cos., Inc.	7,660	361,705
Greif, Inc. - Class A1	5,350	304,950
Griffon Corp.	6,850	186,115
Harsco Corp.*	3,120	53,508
Haynes International, Inc.	3,650	108,296
Heritage-Crystal Clean, Inc.*	1,280	34,726
Hexcel Corp.	580	32,480
Hillenbrand, Inc.	3,237	154,437
Hub Group, Inc. - Class A*	7,580	509,982
Hurco Cos., Inc.	762	26,899
Hyster-Yale Materials Handling, Inc.	1,680	146,362
II-VI, Inc.*	375	25,639
Insteel Industries, Inc.	2,040	62,914
International Seaways, Inc.	1,730	33,527
IntriCon Corp.*	970	24,871

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
JELD-WEN Holding, Inc.*	2,650	$73,379
Kadant, Inc.	280	51,803
Kaman Corp.	1,440	73,858
KBR, Inc.	2,220	85,226
Kennametal, Inc.	2,030	81,139
Kimball Electronics, Inc.*	7,590	195,822
Kirby Corp.*	790	47,621
Knowles Corp.*	16,515	345,494
L B Foster Co. - Class A*	1,800	32,220
Louisiana-Pacific Corp.	3,120	173,035
LS Starrett Co. - Class A*	6,510	41,990
LSB Industries, Inc.*	5,730	29,395
Lydall, Inc.*	2,638	89,006
Manitowoc Co., Inc.*	4,320	89,078
Marten Transport Ltd.	12,365	209,834
MasTec, Inc.*	2,380	223,006
Materion Corp.	3,460	229,190
Matson, Inc.	2,530	168,751
Matthews International Corp. - Class A	2,370	93,734
Mistras Group, Inc.*	7,380	84,206
Moog, Inc. - Class A	2,515	209,122
MYR Group, Inc.*	4,300	308,181
National Presto Industries, Inc.	220	22,455
Navigator Holdings Ltd.*	4,740	42,186
NN, Inc.*	5,840	41,289
Nordic American Tankers Ltd.	9,290	30,193
Northwest Pipe Co.*	760	25,399
nVent Electric PLC	1,860	51,913
O-I Glass, Inc.	7,050	103,917
Olympic Steel, Inc.	2,369	69,767
Orion Group Holdings, Inc.*	6,760	41,033
Oshkosh Corp.	440	52,210
Overseas Shipholding Group, Inc. - Class A*	9,780	20,147
Owens Corning	840	77,356
PAM Transportation Services, Inc.*	1,156	71,325
Park-Ohio Holdings Corp.	2,180	68,648
PGT Innovations, Inc.*	1,500	37,875
Plexus Corp.*	4,115	377,922
Powell Industries, Inc.	1,470	49,789
Primoris Services Corp.	1,260	41,744
Regal Beloit Corp.	5,110	729,095
Rexnord Corp.	3,210	151,159
Ryder System, Inc.	530	40,095
Ryerson Holding Corp.*	8,260	140,750
Saia, Inc.*	330	76,091
Sanmina Corp.*	16,890	698,908

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Schneider National, Inc. - Class B	2,550	$63,674
Scorpio Tankers, Inc.	9,160	169,094
SEACOR Holdings, Inc.*	4,864	198,208
SFL Corp. Ltd.	11,735	94,115
SIFCO Industries, Inc.*	2,410	30,221
Smith & Wesson Brands, Inc.	6,905	120,492
Spirit AeroSystems Holdings, Inc. - Class A	3,330	162,005
SPX FLOW, Inc.	4,050	256,486
Standex International Corp.	590	56,386
Sterling Construction Co., Inc.*	2,590	60,088
Stoneridge, Inc.*[1]	410	13,042
Summit Materials, Inc. - Class A*	14,530	407,131
Synalloy Corp.*	3,180	28,111
SYNNEX Corp.	2,985	342,797
Tecnoglass, Inc.	3,670	44,113
Teekay Corp.*[1]	14,800	47,360
Teekay Tankers Ltd. - Class A*[1]	2,380	33,082
Terex Corp.	7,005	322,720
Tetra Tech, Inc.	290	39,359
Thermon Group Holdings, Inc.*	4,500	87,705
Timken Co.	1,350	109,580
TimkenSteel Corp.*	11,030	129,603
TopBuild Corp.*	1,766	369,853
Tredegar Corp.	5,762	86,488
TriMas Corp.*	4,440	134,621
Trinity Industries, Inc.	12,115	345,156
Trinseo S.A.[1]	5,360	341,271
Triumph Group, Inc.	5,930	108,993
TTM Technologies, Inc.*	29,604	429,258
Turtle Beach Corp.*	1,280	34,138
Tutor Perini Corp.*	6,130	116,164
U.S. Concrete, Inc.*	2,315	169,736
U.S. Xpress Enterprises, Inc. - Class A*	13,320	156,510
UFP Industries, Inc.	8,140	617,338
Universal Logistics Holdings, Inc.	1,310	34,466
USA Truck, Inc.*	1,290	24,652
USD Partners LP	6,320	36,972
Vishay Intertechnology, Inc.	27,940	672,795
Vishay Precision Group, Inc.*	1,600	49,296
Watts Water Technologies, Inc. - Class A	820	97,424
Welbilt, Inc.*	8,225	133,656
Werner Enterprises, Inc.	7,660	361,322
Willis Lease Finance Corp.*	1,720	74,751
WillScot Mobile Mini Holdings Corp.*	18,764	520,708
Yellow Corp.*	5,220	45,884
		26,032,714

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY — 4.9%
Allscripts Healthcare Solutions, Inc.*	14,020	$210,510
Alpha & Omega Semiconductor Ltd.*	4,900	160,230
Ambarella, Inc.*	500	50,195
Amkor Technology, Inc.	50,370	1,194,273
Amtech Systems, Inc.*	2,900	34,278
AstroNova, Inc.	1,700	22,780
Avaya Holdings Corp.*	4,810	134,824
AXT, Inc.*	4,640	54,102
BM Technologies, Inc.*	889	10,357
Brooks Automation, Inc.	480	39,192
CACI International, Inc. - Class A*	1,920	473,587
Cloudera, Inc.*	6,120	74,480
Cohu, Inc.	3,862	161,586
Concentrix Corp.*	1,905	285,217
Conduent, Inc.*	4,100	27,306
CTS Corp.	1,260	39,136
Cubic Corp.	460	34,302
Diebold Nixdorf, Inc.*	3,260	46,064
Digi International, Inc.*	4,485	85,170
Diodes, Inc.*	4,825	385,228
Donnelley Financial Solutions, Inc.*	4,850	134,976
Evolent Health, Inc. - Class A*	2,480	50,096
ExlService Holdings, Inc.*	410	36,966
FormFactor, Inc.*	1,576	71,093
Inovalon Holdings, Inc. - Class A*[1]	3,300	94,974
Insight Enterprises, Inc.*	8,495	810,593
inTEST Corp.*	2,940	34,721
Kulicke & Soffa Industries, Inc.	8,718	428,141
ManTech International Corp. - Class A	5,043	438,489
MicroStrategy, Inc. - Class A*	120	81,456
MTS Systems Corp.	3,460	201,372
NetScout Systems, Inc.*	8,320	234,291
NextGen Healthcare, Inc.*	820	14,842
Onto Innovation, Inc.*	3,049	200,350
Photronics, Inc.*	10,190	131,043
Rambus, Inc.*	2,165	42,088
Rimini Street, Inc.*	3,860	34,624
Stratasys Ltd.*	3,330	86,247
Super Micro Computer, Inc.*	1,200	46,872
Sykes Enterprises, Inc.*	9,817	432,733
Synaptics, Inc.*	1,400	189,588
TTEC Holdings, Inc.	570	57,257
Ultra Clean Holdings, Inc.*	1,620	94,025
Veeco Instruments, Inc.*	960	19,910
Xerox Holdings Corp.	1,280	31,066
Xperi Holding Corp.	10,910	237,507
		7,758,137

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES — 0.1%
Ameresco, Inc. - Class A*	2,453	$119,289

TOTAL COMMON STOCKS
(Cost $82,991,960)		149,129,616

PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[2]	274	27,852
WESCO International, Inc. 10.62%[2,3,4]	5,008	154,146
		181,998
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	1,855	37,193

TOTAL PREFERRED STOCKS
(Cost $188,490)		219,191

EXCHANGE-TRADED FUNDS — 3.1%
Direxion Daily Homebuilders & Supplies Bull 3x Shares - ETF*[1]	2,060	158,888
Direxion Daily Regional Banks Bull 3x Shares - ETF	3,552	822,892
Direxion Daily Retail Bull 3X Shares - ETF	2,495	487,074
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares - ETF	2,670	188,155
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	5,495	491,858
iShares Russell 2000 Value ETF	5,805	925,723
ProShares UltraPro Russell2000 - ETF	4,961	528,694
SPDR S&P Metals & Mining ETF	6,170	246,306
SPDR S&P Oil & Gas Equipment & Services ETF	3,110	165,576
SPDR S&P Regional Banking ETF[1]	13,430	890,946

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,941,384)		4,906,112

RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Elanco Animal Health, Inc.*,7	3,800	—

TOTAL RIGHTS
(Cost $0)		—

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2021 (Unaudited)

	Number of Shares	Value
MONEY MARKET INVESTMENTS — 7.0%
Blackrock Liquidity Funds FedFund- Class Institutional, 0.08%[3,5]	5,249,233	$5,249,233
Federated Treasury Obligations Fund- Class Institutional, 0.01%[3,6]	6,061,167	6,061,167

TOTAL MONEY MARKET INVESTMENTS
(Cost $11,310,400)		11,310,400

TOTAL INVESTMENTS — 103.3%
(Cost $96,432,234)		165,565,319

Liabilities less other assets — (3.3)%		(5,352,167)

TOTAL NET ASSETS — 100.0%		$160,213,152

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $5,089,833 at March 31, 2021.

[2]	Callable.

[3]	Variable rate security; the rate shown represents the rate at March 31, 2021.

[4]	Perpetual security; maturity date is not applicable.

[5]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $5,249,233 at March 31, 2021.

[6]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 March 31, 2021.

[7]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of As of March 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	15.4%
Retail	9.4%
Oil & Gas	4.6%
Commercial Services	4.4%
Insurance	3.8%
Diversified Financial Services	3.3%
Home Builders	2.8%
Savings & Loans	2.8%
Transportation	2.6%
Chemicals	2.6%
Electronics	2.5%
Semiconductors	2.1%
Building Materials	2.1%
Iron/Steel	2.1%
Engineering & Construction	1.9%
Agriculture	1.8%
Healthcare-Services	1.8%
Distribution/Wholesale	1.6%
Computers	1.6%
Machinery-Diversified	1.4%
Auto Parts & Equipment	1.4%
Mining	1.4%
Airlines	1.3%
Miscellaneous Manufacturing	1.3%
Software	1.2%
Food	1.1%
Oil & Gas Services	1.0%
Telecommunications	1.0%
Media	1.0%
Aerospace/Defense	1.0%
Trucking & Leasing	0.9%
Apparel	0.8%
Healthcare-Products	0.8%
Household Products/Wares	0.7%
Forest Products & Paper	0.7%
Metal Fabricate/Hardware	0.6%
Entertainment	0.6%
Real Estate	0.6%
Hand/Machine Tools	0.5%
Electrical Components & Equipment	0.5%
Pharmaceuticals	0.5%
Machinery-Construction & Mining	0.5%
Energy-Alternate Sources	0.5%
Packaging & Containers	0.4%
Leisure Time	0.3%
Home Furnishings	0.3%
Lodging	0.2%
Auto Manufacturers	0.2%
Internet	0.2%
Biotechnology	0.2%
Coal	0.1%
Cosmetics/Personal Care	0.1%
Environmental Control	0.1%
Office Furnishings	0.1%
Textiles	0.1%
Electric	0.1%
Toys/Games/Hobbies	0.1%
Pipelines	0.1%
Investment Companies	0.0%[1]
Office/Business Equipment	0.0%[1]
REITS	0.0%[1]
Housewares	0.0%[1]
Holding Companies-Diversified	0.0%[1]
Total Common Stocks	93.1%
Preferred Stocks	0.1%
Total Preferred Stocks	0.1%
Exchange-Traded Funds	3.1%
Rights	0.0%
Money Market Investments	7.0%
Total Investments	103.3%
Liabilities less other assets	(3.3)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2021 (Unaudited)

ASSETS:
Investments in securities, at value (cost $96,432,234)	$165,565,319	(1)
Cash held at broker	279,522
Receivables:
Securities sold	389,006
Fund shares issued	61,352
Dividends and interest	73,723
Securities lending income	994
Due from Adviser	11,597
Prepaid expenses and other assets	26,213
Total assets	166,407,726

LIABILITIES:
Collateral due to broker for securities loaned	5,249,233
Payables:
Securities purchased	707,256
Fund shares redeemed	125,000
Due to Trustees	4,283
Due to Adviser	69,589
Fund accounting and administration fees and expenses	6,847
Transfer agent fees	5,115
Custody fees	3,107
Accrued other expenses	24,144
Total liabilities	6,194,574

NET ASSETS	$160,213,152

COMPONENTS OF NET ASSETS:
Paid-in capital	$78,616,649
Total distributable earnings	81,596,503
NET ASSETS	$160,213,152

Shares outstanding, no par value (unlimited shares authorized)	7,117,186

Net asset value, offering and redemption price per share	$22.51

(1)	Includes securities on loan of $5,089,833 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $574)	$1,107,099
Securities lending income	41,571
Interest	196
Total investment Income	1,148,866

Expenses
Investment advisory fees	349,805
Fund accounting and administration fees and expenses	38,977
Registration fees	26,632
Professional fees	22,772
Custody fees	20,846
Transfer agent fees	20,124
Shareholder reporting fees	6,225
Trustees’ fees and expenses	4,283
Insurance fees	3,382
Miscellaneous expenses	2,536
Total expenses	495,582
Fees waived/expenses reimbursed by the Adviser	(75,816)
Net expenses	419,766
Net investment income	729,100

Net Realized and Unrealized Gain on Investments and Purchased Options Contracts
Net realized gain (loss) on:
Investments	16,513,964
Purchased options contracts	(42,587)
Net realized gain	16,471,377
Net change in unrealized appreciation/depreciation on investments	51,282,394
Net realized and unrealized gain on investments and purchased options contracts	67,753,771

Net Increase in Net Assets from Operations	$68,482,871

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$729,100	$1,499,527
Net realized gain (loss) on investments and purchased options contracts	16,471,377	(2,398,176)
Net change in unrealized appreciation/depreciation on investments	51,282,394	(26,687,497)
Net increase (decrease) in net assets resulting from operations	68,482,871	(27,586,146)

Distributions to Shareholders	$(932,180)	$(4,225,722)

Capital Transactions
Proceeds from shares issued	4,680,042	30,125,854
Reinvestment of distributions	930,851	4,218,469
Cost of shares redeemed	(23,043,833)	(74,886,844)
Net decrease resulting from capital transactions	(17,432,940)	(40,542,521)

Total increase (decrease) in net assets	50,117,751	(72,354,389)

Net Assets:
Beginning of year	110,095,401	182,449,790
End of year	$160,213,152	$110,095,401

Capital Share Activity
Shares issued	246,641	2,375,403
Shares reinvested	49,287	251,368
Shares redeemed	(1,223,206)	(5,597,636)
Net decrease in capital shares	(927,278)	(2,970,865)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net asset value, beginning of period	$13.69	$16.56	$21.14	$19.69	$16.64	$14.98
Income (Loss) from Investment Operations:
Net investment income	0.10	0.16	0.17	0.15	0.12	0.14
Net realized and unrealized gain (loss) on investments	8.84	(2.61)	(2.92)	1.54	3.04	1.65
Total from investment operations	8.86	(2.45)	(2.75)	1.69	3.16	1.79

Less Distributions:
From net investment income	(0.12)	(0.19)	(0.15)	(0.16)	(0.11)	(0.13)
From net realized gain	—	(0.23)	(1.68)	(0.08)	—	—
Total distributions	(0.12)	(0.42)	(1.83)	(0.24)	(0.11)	(0.13)

Net asset value, end of period	$22.51	$13.69	$16.56	$21.14	$19.69	$16.64

Total return	65.49%[1]	(15.24)%	(12.70)%	8.62%	19.06%	12.01%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$160,213	$110,095	$182,450	$303,020	$301,760	$261,222

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.71%[2]	0.76%[3]	0.67%[4]	0.65%[4]	0.66%	0.68%
After fees reimbursed by the Adviser	0.60%[2]	0.63%[3]	0.60%[4]	0.60%[4]	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.93%[2]	0.93%	0.86%	0.69%	0.58%	0.84%
After fees reimbursed by the Adviser	1.04%[2]	1.06%	0.93%	0.74%	0.64%	0.92%

Portfolio turnover rate	46%[1]	69%	47%	46%	42%	39%

[1]	Not annualized.

[2]	Annualized.

[3]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year end September 30, 2020.

[4]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of March 31, 2021 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2021:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$10,773,806	$—	$—		$10,773,806
Communications	3,560,638	—	—		3,560,638
Consumer, Cyclical	30,795,665	—	—		30,795,665
Consumer, Non-Cyclical	18,276,104	—	—		18,276,104
Diversified	27,371				27,371
Energy	10,117,625	—	—		10,117,625
Financial	41,668,267	—	—		41,668,267
Industrial	26,032,714	—	—		26,032,714
Technology	7,758,137	—	—		7,758,137
Utilities	119,289	—	—		119,289
Preferred Stocks
Consumer, Cyclical	181,998	—	—		181,998
Industrial	37,193				37,193
Exchange-Traded Funds	4,906,112	—	—		4,906,112
Rights	—	—	—	*	—
Money Market Investments	11,310,400	—	—		11,310,400
Total Investments in Securities	$165,565,319	$—	$—		$165,565,319

*	The Adviser valued these holdings at $0 as of March 31, 2021.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2021 (Unaudited)

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2017-2020), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2021, the value of securities loaned by the Fund was $5,089,833 and the Fund received cash collateral of $5,249,233. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of March 31, 2021.

(g)

Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2021 (Unaudited)

assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of March 31, 2021 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of March 31, 2021, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the six months ended March 31, 2021 was related to purchased equity and index options and resulted in a net realized loss of $42,587 which is reflected on the Statement of Operations. The Fund had purchased option transactions during the six months ended March 31, 2021, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the six months ended March 31, 2021, the Fund’s purchases and sales of option contracts were as follows:

Purchases	Sales
$ 59,640	$ 17,642

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2022. For the six months ended March 31, 2021, the Fund accrued $349,805 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $75,816.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2021, reimbursements that may potentially be made by the Fund to the Adviser total $571,063, which expire as follows:

September 30, 2021	$147,633
September 30, 2022	$163,798
September 30, 2023	$183,816
September 30, 2024	$75,816

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2021 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Fund’s distributor. On October 31, 2020, the Fund’s distribution agreement with UMB Distribution Services, LLC, expired in accordance with its terms. Effective November 1, 2020, the Fund became self-distributed. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2020, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$99,849,130
Gross Unrealized Appreciation	$26,259,539
Gross Unrealized Depreciation	(11,852,009)
Net Unrealized Appreciation	$14,407,530

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$247,563
Undistributed Long-term Gains	—
Other Accumulated Losses	(609,281)
Unrealized Appreciation on Investments	14,407,530
Total Distributable Earnings	$14,045,812

As of September 30, 2020, the Fund has a net short-term non-expiring capital loss carryover of $602,355. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

The tax character of distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

	September 30, 2020	September 30, 2019
Distributions Paid From:
Ordinary Income	$1,789,630	$1,961,219
Long-term Capital Gains	2,436,092	23,442,001
Total Distributions	$4,225,722	$25,403,220

5. Investment Transactions

For the six months ended March 31, 2021, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 60,208,809	$ 79,126,239

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2021 (Unaudited)

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Change in Independent Public Accountant

On November 30, 2020, the Trust, by action of the Audit Committee of the Board, approved BBD, LLP (“BBD”) to serve as the independent registered public accounting firm to audit the financial statements of the Fund for the fiscal year ending September 30, 2021. Previously, Cohen & Company, Ltd. (“Cohen”) served as the independent registered public accounting firm to the Fund.

Cohen’s report on the financial statements for the Fund for the fiscal years ended September 30, 2020 and September 30, 2019 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such fiscal years and the interim period of October 1, 2020 through November 30, 2020 (the “Interim Period”) there were no (i) disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal years ended September 30, 2020 and September 30, 2019 and the Interim Period, neither the Fund nor anyone on behalf of the Fund had consulted BBD, LLP on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of BBD does not reflect any disagreements or dissatisfaction by the Fund, the Board, or the Audit Committee with the performance of Cohen.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Expense Example

For the Six Months Ended March 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2020	Ending account value March 31, 2021	Expenses paid during the period ended March 31, 2021*
Actual Example	$ 1,000.00	$ 1,654.90	$ 3.97
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.01	3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Fund, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund. As part of its adoption of the Program, the Board approved the appointment of the Liquidity Program Administrator, which is comprised of certain Trust officers. The Liquidity Program Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”).

The Liquidity Program Administrator reviewed the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions and assessed the Program’s procedures and operations (which revealed no material exceptions during the review period). As a result of its review, the Liquidity Program Administrator concluded that the Program was adequate and effectively implemented. The Liquidity Program Administrator presented a written report of its review at a regularly scheduled Board meeting.

Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. – Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 4, 2021

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	June 4, 2021